SUPPLEMENT TO THE FIDELITY SELECT PORTFOLIOS(registered trademark)

APRIL 29, 1999

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH STOCK FUND (EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO,
CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS
PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).


   (vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR EACH OF BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES
PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL
RESOURCES PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (2)).


   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR MONEY MARKET PORTFOLIO FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 5.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)